Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 3,936	$ 6,518	$ 20,644
Short-term investments		2,640	5,124	0
Accounts receivable and other receivables, net of allowance for doubtful accounts of $0 as of September 30, 2024 and December 31, 2023		882	506	1,221
Inventories - current		835	837	1,231
Assets held for sale		0	51	87
Note receivable - current		1,827	0
Prepaid expenses and other current assets		521	807	795
Current assets of discontinued operations		70	1,129
Total current assets		10,711	14,972	25,398
Property and equipment, net		55	70	178
Right of use asset		306	792	1,848
Inventories - noncurrent		0	196	272
Intangible assets, net		39	39	40
Note receivable - noncurrent		3,966	0
Other noncurrent assets		164	164	165
Noncurrent assets of discontinued operations		0	3,472
Total assets		15,241	19,705	28,922
Current liabilities:
Accounts payable and accrued expenses		1,692	1,910	2,381
Operating lease liability — current		346	852	1,010
Current liabilities of discontinued operations		0	500
Total current liabilities		2,328	3,590	4,209
Operating lease liability — noncurrent		0	155	1,007
Common stock warrant and option liabilities		764	1,257	806
Other noncurrent liabilities		2,000	2,000	2,000
Total liabilities		5,092	7,002	8,022
Commitments and contingencies (Note 14)
Stockholders’ equity:
Common stock, $0.001 par value - 150,000,000 shares authorized; 1,364,940 and 1,285,337 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively		65	65	65
Additional paid-in capital		284,919	284,515	278,827
Accumulated other comprehensive income		117	101	0
Accumulated deficit		(274,814)	(271,840)	(257,859)
Total stockholders' equity		10,287	12,841	21,033
Non-controlling interest		(138)	(138)	(133)
Total stockholders' equity		10,149	12,703	20,900
Total liabilities and stockholders’ equity		15,241	19,705	28,922
GoodWheat
Current assets:
Current assets of discontinued operations			1,129	1,090
Noncurrent assets of discontinued operations			3,472	997
Current liabilities:
Current liabilities of discontinued operations			500	474
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member]
Current assets:
Current assets of discontinued operations			0	330
Noncurrent assets of discontinued operations			0	24
Current liabilities:
Current liabilities of discontinued operations			0	26
Related Party [Member]
Current liabilities:
Other current liabilities		30	58	48
Nonrelated Party [Member]
Current liabilities:
Other current liabilities		$ 260	$ 270	$ 270